United States
                            Securities and Exchange Commission
                                  Washington, D.C. 20549

                                         Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                         811-4577

                      (Investment Company Act File Number)


                             Federated Income Securities Trust
              ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)



                                 Federated Investors Funds
                                   5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                      (412) 288-1900
                         (Registrant's Telephone Number)


                                John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)






                             Date of Fiscal Year End: 4/30/06
                                                      -------


                      Date of Reporting Period: Quarter ended 1/31/06
                                                ---------------------







Item 1.     Schedule of Investments



FEDERATED INTERMEDIATE CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

       Principal
       Amount or
        Shares                                                                              Value

                            ASSET-BACKED SECURITIES--0.1%
                             Home Equity Loan--0.1%
  $     211,165      (1)    125 Home Loan Owner Trust 1998-1A, Class M2,
                            7.75%, 2/15/2029                                        $      211,165
        204,999             New Century Home Equity Loan Trust 1997-NC5, Class
                            M2, 7.24%, 10/25/2028                                          204,407
                                TOTAL  ASSET-BACKED SECURITIES (IDENTIFIED
                            COST $414,792)                                                 415,572

                             CORPORATE BONDS--88.4%
                            Basic Industry - Chemicals--1.2%
       1,140,000            Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                    1,095,090
       2,000,000            Praxair, Inc., 6.375%, 4/1/2012                               2,136,200
                                TOTAL                                                     3,231,290
                            Basic Industry - Metals & Mining--4.0%
       1,160,000            Alcan, Inc., 5.00%, 6/1/2015                                  1,118,936
       1,370,000            BHP Finance (USA), Inc., 5.00%, 12/15/2010                    1,370,534
       2,000,000            BHP Finance (USA), Inc., Unsecd. Note, 6.69%,
                            3/1/2006                                                      2,003,040
       1,000,000            Barrick Gold Corp., 4.875%, 11/15/2014                         975,790
        500,000             Barrick Gold Corp., Deb., 7.50%, 5/1/2007                      515,170
       1,280,000     (1)    Codelco, Inc., Bond, 5.625%, 9/21/2035                        1,241,792
       1,560,000            Newmont Mining Corp., 5.875%, 4/1/2035                        1,521,281
        500,000             Noranda, Inc., 6.00%, 10/15/2015                               504,189
        750,000             Placer Dome, Inc., Bond, 8.50%, 12/31/2045                     768,337
       1,200,000            Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                     1,237,140
                                TOTAL                                                    11,256,209
                            Basic Industry - Paper--1.5%
        350,000             International Paper Co., 5.50%, 1/15/2014                      342,884
        25,000              International Paper Co., Note, 6.50%, 11/15/2007               25,529
       2,430,000            Louisiana-Pacific Corp., 8.875%, 8/15/2010                    2,679,474
       1,000,000            Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                    1,090,890
                                TOTAL                                                     4,138,777
                            Capital Goods - Aerospace & Defense--1.4%
       1,370,000     (1)    BAE Systems Holdings, Inc., 4.75%, 8/15/2010                  1,336,339
       1,800,000            Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                  1,808,748
        860,000             Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013               841,097
                                TOTAL                                                     3,986,184
                            Capital Goods - Building Materials--1.0%
        650,000             CRH America, Inc., 5.30%, 10/15/2013                           643,383
       2,000,000            Masco Corp., Note, 6.75%, 3/15/2006                           2,004,340
                                TOTAL                                                     2,647,723
                            Capital Goods - Diversified Manufacturing--2.8%
        860,000             Briggs & Stratton Corp., Company Guarantee,
                            8.875%, 3/15/2011                                              966,183
       1,500,000            Emerson Electric Co., Note, 5.00%, 10/15/2008                 1,501,710
        500,000      (1)    Hutchison Whampoa International Ltd., 7.45%,
                            11/24/2033                                                     574,215
        500,000             Kennametal, Inc., 7.20%, 6/15/2012                             541,110
        725,000             Thomas & Betts Corp., Note, 7.25%, 6/1/2013                    764,319
       2,000,000            Tyco International Group, Company Guarantee,
                            6.375%, 10/15/2011                                            2,100,520
       1,400,000            Tyco International Group, Company Guarantee,
                            6.375%, 2/15/2006                                             1,400,672
                                TOTAL                                                     7,848,729
                            Capital. Goods - Environmental--1.2%
       1,000,000            Waste Management, Inc., 7.375%, 8/1/2010                      1,081,670
       2,000,000            Waste Management, Inc., Deb., 8.75%, 5/1/2018                 2,142,200
                                TOTAL                                                     3,223,870
                            Communications - Media & Cable--2.0%
        800,000             Comcast Corp., 7.125%, 6/15/2013                               864,600
       2,000,000            Continental Cablevision, Sr. Note, 8.30%, 5/15/2006           2,018,160
       2,925,000            Cox Communications, Inc., Unsecd. Note, 4.625%,
                            1/15/2010                                                     2,827,255
                                TOTAL                                                     5,710,015
                            Communications - Media Noncable--2.3%
       2,000,000            British Sky Broadcasting Group PLC, 8.20%,
                            7/15/2009                                                     2,183,040
       2,000,000            Clear Channel Communications, Inc., 6.00%,
                            11/1/2006                                                     2,011,664
        500,000             News America Holdings, Inc., Sr. Deb., 9.25%,
                            2/1/2013                                                       606,245
       1,780,000            Reed Elsevier, Inc., 4.625%, 6/15/2012                        1,710,242
                                TOTAL                                                     6,511,191
                            Communications - Telecom Wireless--2.9%
       3,350,000            AT&T Wireless Services, Inc., Sr. Note, 7.35%,
                            3/1/2006                                                      3,356,934
       4,000,000            Sprint Capital Corp., Note, 8.375%, 3/15/2012                 4,611,800
                                TOTAL                                                     7,968,734
                            Communications - Telecom Wirelines--3.7%
       2,675,000            Citizens Communications Co., 9.00%, 8/15/2031                 2,768,625
       1,000,000            Deutsche Telekom International Finance BV, 5.25%,
                            7/22/2013                                                      984,740
       1,500,000     (1)    KT Corp., Note, 5.875%, 6/24/2014                             1,547,205
       3,125,000            Telecom de Puerto Rico, Note, 6.65%, 5/15/2006                3,137,344
       2,000,000            Telefonos de Mexico, Note, 4.50%, 11/19/2008                  1,963,800
                                TOTAL                                                    10,401,714
                            Consumer Cyclical - Automotive--8.0%
       2,000,000            DaimlerChrysler North America Holding Corp., Note,
                            4.875%, 6/15/2010                                             1,946,940
       1,600,000            DaimlerChrysler North America Holding Corp.,
                            Unsecd. Note, 4.05%, 6/4/2008 1,555,584
       7,500,000            Ford Motor Credit Co., Global Bond, 6.875%,
                            2/1/2006                                                      7,500,000
       9,000,000            Ford Motor Credit Co., Note, 6.50%, 1/25/2007                 8,905,248
        500,000             Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011             498,925
       1,760,000     (1)    Nissan Motor Acceptance Corp., 4.625%, 3/8/2010               1,729,042
                                TOTAL                                                    22,135,739
                            Consumer Cyclical - Entertainment--0.8%
        180,000             International Speedway Corp., 4.20%, 4/15/2009                 174,747
        940,000             International Speedway Corp., 5.40%, 4/15/2014                 941,461
       1,000,000            Time Warner, Inc., Deb., 8.11%, 8/15/2006                     1,014,080
                                TOTAL                                                     2,130,288
                            Consumer Cyclical - Retailers--0.9%
       1,050,000            CVS Corp., 5.625%, 3/15/2006                                  1,051,239
        477,537      (1)    CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                  462,807
       1,000,000            Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                            6/1/2028                                                       942,500
                                TOTAL                                                     2,456,546
                            Consumer Cyclical - Services--1.0%
        500,000             Adecco SA, Sr. Note, 7.00%, 3/15/2006                          500,180
       2,025,000            Boston University, 7.625%, 7/15/2097                          2,399,208
                                TOTAL                                                     2,899,388
                            Consumer Non-Cyclical Food/Beverage--0.6%
        700,000             Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006             689,038
         5,000              Grand Metropolitan Investment Corp., Company
                            Guarantee, 9.00%, 8/15/2011                                     5,877
       1,000,000            Kraft Foods, Inc., 5.625%, 11/1/2011                          1,015,910
                                TOTAL                                                     1,710,825
                            Consumer Non-Cyclical Health Care--1.6%
       1,500,000            Anthem, Inc., 6.80%, 8/1/2012                                 1,621,965
        780,000      (1)    Medtronic, Inc., Note, 4.375%, 9/15/2010                       759,845
       1,270,000     (1)    Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                1,269,657
        820,000             Thermo Electron Corp., Sr. Unsecd. Note, 5.00%,
                            6/1/2015                                                       791,439
                                TOTAL                                                     4,442,906
                            Consumer Non-Cyclical Pharmaceuticals--1.1%
       1,370,000            Genentech, Inc., Note, 4.40%, 7/15/2010                       1,341,435
        580,000             Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                    647,785
       1,000,000            Wyeth, Unsecd. Note, 5.50%, 2/1/2014                          1,010,210
                                TOTAL                                                     2,999,430
                            Consumer Non-Cyclical Supermarkets--0.4%
        450,000             Kroger Co., 7.25%, 6/1/2009                                    475,073
        675,000             Kroger Co., Company Guarantee, 7.45%, 3/1/2008                 702,439
                                TOTAL                                                     1,177,512
                            Consumer Non-Cyclical Tobacco--0.4%
        375,000             Altria Group, Inc., 5.625%, 11/4/2008                          378,892
        750,000             Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006               749,903
                                TOTAL                                                     1,128,795
                            Energy - Independent--2.7%
       1,000,000            Anadarko Finance Co., 6.75%, 5/1/2011                         1,076,540
       1,970,000            Canadian Natural Resources Ltd., 4.90%, 12/1/2014             1,912,042
        850,000             Norcen Energy Resources, Inc., Deb., 7.375%,
                            5/15/2006                                                      855,908
        170,000      (1)    Pemex Project Funding Master, 5.75%, 12/15/2015                168,258
       1,350,000            Pemex Project Funding Master, Company Guarantee,
                            9.125%, 10/13/2010                                            1,551,150
       1,341,000     (1)    Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009           1,292,013
        600,000      (1)    Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014            607,500
                                TOTAL                                                     7,463,411
                            Energy - Integrated--2.0%
        10,000              BP Amoco PLC, Deb., 9.125%, 3/1/2011                           11,830
       3,300,000            Husky Oil Ltd., Deb., 7.55%, 11/15/2016                       3,779,754
        750,000             Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                   760,852
       1,100,000     (1)    Statoil ASA, 5.125%, 4/30/2014                                1,102,321
                                TOTAL                                                     5,654,757
                            Energy - Refining--0.7%
       2,170,000            Valero Energy Corp., Note, 4.75%, 4/1/2014                    2,082,599
                            Financial Institution - Banking--16.3%
       1,250,000            ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%,
                            12/1/2026                                                     1,273,787
       1,200,000            Astoria Financial Corp., Note, 5.75%, 10/15/2012              1,204,027
       2,000,000            Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010           2,207,380
       3,000,000            Citigroup, Inc., Unsecd. Note, 4.125%, 2/22/2010              2,908,500
       2,000,000            City National Bank, Sub. Note, 6.375%, 1/15/2008              2,060,880
       1,093,000            Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015             1,121,527
       2,100,000            Corp Andina De Fomento, Bond, 7.375%, 1/18/2011               2,275,371
       2,800,000            First Union Institutional Capital I, Bond, 8.04%,
                            12/1/2026                                                     2,969,344
       2,100,000            HSBC Finance Capital Trust IX, Note, 11/30/2035               2,108,646
        660,000             HSBC Finance Corp., 4.75%, 4/15/2010                           649,229
       1,100,000            HSBC Finance Corp., 5.00%, 6/30/2015                          1,060,675
       1,000,000            Household Finance Corp., 6.40%, 6/17/2008                     1,030,010
       1,200,000            Hudson United Bancorp, 7.00%, 5/15/2012                       1,305,825
       1,600,000            J.P. Morgan Chase & Co., Sub. Note, 5.125%,
                            9/15/2014                                                     1,569,648
       2,000,000            Marshall & Ilsley Bank, Milwaukee, Sr. Note,
                            4.40%, 3/15/2010                                              1,958,280
        575,000             PNC Financial Services Group, Company Guarantee,
                            8.625%, 12/31/2026                                             615,825
        400,000             PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                400,076
       1,000,000            PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                1,079,530
       3,822,222     (1)    Regional Diversified Funding, 9.25%, 3/15/2030                4,439,588
       1,460,000     (1)    Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010            1,426,616
        620,000             State Street Bank and Trust Co., Sub. Note, 5.30%,
                            1/15/2016                                                      623,088
        200,000             SunTrust Bank, Central Florida, Sub. Note, 6.90%,
                            7/1/2007                                                       205,950
       1,000,000     (1)    Swedbank, Sub., 7.50%, 11/29/2049                             1,018,904
       1,770,000            U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                 1,743,609
       1,500,000            Wachovia Bank N.A., 4.80%, 11/1/2014                          1,456,845
       1,100,000            Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015               1,074,524
        500,000             Washington Mutual Bank FA, 5.125%, 1/15/2015                   484,375
       1,200,000            Washington Mutual Bank FA, Sub. Note, 6.875%,
                            6/15/2011                                                     1,290,984
       2,700,000            Wells Fargo & Co., 4.20%, 1/15/2010                           2,618,703
       1,230,000            Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                   1,231,501
                                TOTAL                                                    45,413,247
                            Financial Institution - Brokerage--7.6%
       2,550,000            Amvescap PLC, Note, 4.50%, 12/15/2009                         2,485,816
       1,000,000            Amvescap PLC, Sr. Note, 5.90%, 1/15/2007                      1,007,020
       6,000,000            Bear Stearns and Co., Inc., 6.50%, 5/1/2006                   6,025,800
       3,000,000     (1)    FMR Corp., 4.75%, 3/1/2013                                    2,924,160
        900,000      (1)    FMR Corp., Bond, 7.57%, 6/15/2029                             1,115,334
       1,000,000            Goldman Sachs Group, Inc., 6.60%, 1/15/2012                   1,067,340
        15,000              Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006             15,104
       5,000,000            Morgan Stanley, Unsub., 6.10%, 4/15/2006                      5,014,450
        390,000             Nuveen Investments, 5.00%, 9/15/2010                           383,089
        390,000             Nuveen Investments, 5.50%, 9/15/2015                           383,370
        652,633      (1)    World Financial, Pass Thru Cert., Series 96 WFP,
                            6.91%, 9/1/2013                                                696,483
                                TOTAL                                                    21,117,966
                            Financial Institution - Finance Noncaptive--4.3%
       1,600,000     (1)    American International Group, Inc., 4.70%,
                            10/1/2010                                                     1,569,232
       1,020,000            Capital One Financial Corp., Note, 7.125%, 8/1/2008           1,065,987
       1,500,000            General Electric Capital Corp., Medium Term Note,
                            9.18%, 12/30/2008                                             1,630,440
        500,000      (1)    ILFC E-Capital Trust I, 5.90%, 12/21/2065                      501,452
       1,535,000            International Lease Finance Corp., 4.875%, 9/1/2010           1,514,369
       3,000,000            MBNA America Bank, N.A., Sr. Note, Series BKNT,
                            6.50%, 6/20/2006                                              3,016,890
       2,650,000            SLM Corp., Floating Rate Note, 5.485%, 12/15/2014             2,623,686
                                TOTAL                                                    11,922,056
                            Financial Institution - Insurance - Life--1.2%
       2,000,000     (1)    Reinsurance Group of America, Sr. Note, 7.25%,
                            4/1/2006                                                      2,006,720
       1,150,000     (1)    Union Central Life Insurance Co., Note, 8.20%,
                            11/1/2026                                                     1,295,556
                                TOTAL                                                     3,302,276
                            Financial Institution - Insurance - P&C--2.9%
        750,000             Loews Corp., Deb., 8.875%, 4/15/2011                           856,200
       3,500,000     (1)    MBIA Global Funding LLC, 2.875%, 11/30/2006                   3,435,215
       1,000,000     (1)    Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033                985,310
       1,000,000            St. Paul Cos., Inc., Medium Term Note, Series
                            MTNB, 7.29%, 8/28/2007                                        1,030,660
        200,000             The St. Paul Travelers Cos., Inc., Sr. Unsecd.
                            Note, 5.50%, 12/1/2015                                         201,234
       1,500,000     (1)    ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%,
                            12/15/2065                                                    1,508,051
                                TOTAL                                                     8,016,670
                            Financial Institution - REITs--1.9%
       1,750,000            EOP Operating LP, 8.375%, 3/15/2006                           1,757,175
        860,000      (1)    Prologis, Note, 5.25%, 11/15/2010                              856,010
       2,800,000            Simon Property Group, Inc., Note, 4.875%, 8/15/2010           2,760,576
                                TOTAL                                                     5,373,761
                            Foreign-Local-Government--0.8%
       2,180,000            Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                      2,293,534
                            Municipal Services--0.2%
        560,000      (1)    Army Hawaii Family Housing, 5.524%, 6/15/2050                  565,226
                                 Sovereign--1.0%
       1,000,000            Sweden, Government of, Deb., 10.25%, 11/1/2015                1,187,520
       1,500,000            United Mexican States, 6.625%, 3/3/2015                       1,626,000
                                TOTAL                                                     2,813,520
                                Technology--1.5%
       2,500,000            Deluxe Corp., 5.125%, 10/1/2014                               2,076,665
       2,000,000            Unisys Corp., 8.125%, 6/1/2006                                2,030,000
                                TOTAL                                                     4,106,665
                            Technology Services--0.7%
       1,970,000     (1)    Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011              1,954,673
                            Transportation - Airlines--0.5%
       1,000,000            Southwest Airlines Co., 6.50%, 3/1/2012                       1,050,410
        425,000             Southwest Airlines Co., Deb., 7.375%, 3/1/2027                 472,018
                                TOTAL                                                     1,522,428
                            Transportation - Railroads--1.6%
        480,000             Burlington Northern Santa Fe Corp., 4.875%,
                            1/15/2015                                                      467,155
        780,770             Burlington Northern Santa Fe Corp., Pass Thru
                            Cert., 7.57%, 1/2/2021                                         909,480
       1,820,000            Burlington Northern, Inc., Mtg. Bond, 9.25%,
                            10/1/2006                                                     1,870,286
       1,330,000            Union Pacific Corp., 4.875%, 1/15/2015                        1,291,643
                                TOTAL                                                     4,538,564
                            Utility - Electric--3.2%
        963,000             American Electric Power Co., Inc., Note, 6.125%,
                            5/15/2006                                                      966,505
        740,000             Consolidated Natural Gas Co., 5.00%, 12/1/2014                 714,211
       1,500,000            Enersis S.A., Note, 7.40%, 12/1/2016                          1,617,030
       1,350,000            MidAmerican Energy Co., Unsecd. Note, 6.75%,
                            12/30/2031                                                    1,528,335
       3,000,000            PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011           3,315,030
        900,000             Scottish Power PLC, 4.91%, 3/15/2010                           889,569
                                TOTAL                                                     9,030,680
                            Utility - Natural Gas Pipelines--0.5%
       1,400,000            Kinder Morgan Energy Partners LP, Sr. Unsecd.
                            Note, 5.80%, 3/15/2035                                        1,332,814
                                TOTAL CORPORATE BONDS (IDENTIFIED COST
                            $246,118,914)                                                246,510,712

                              CORPORATE NOTES--0.6%
                            Communications - Telecom Wirelines--0.6%
       1,785,000            Telecom Italia Capital, Note, 4.875%,
                            10/1/2010
                            ---------------------------------------------------
                            (IDENTIFIED COST $1,784,310)                                  1,743,999

                            GOVERNMENTS/AGENCIES--1.5%
                                 Sovereign--1.5%
       3,600,000            United Mexican States, Note, 9.875%,
                            2/1/2010
                            ---------------------------------------------------
                            (IDENTIFIED COST $4,203,533)                                  4,213,800

                                MUNICIPALS--0.4%
                            Consumer Cyclical - Services--0.4%
       1,100,000            Harvard University, Revenue Bonds, 8.125% Bonds,
                            4/15/2007
                            ---------------------------------------------------
                            (IDENTIFIED COST $1,118,850)                                  1,142,515

                             PREFERRED STOCKS--1.3%
                            Financial Institution - Banking--1.3%
        70,000              Citigroup, Inc., Cumulative Pfd., Series F
                            (IDENTIFIED COST $3,343,620)                                  3,622,500

                               U.S. TREASURY--3.2%
       6,000,000            U.S. Treasury Note, 3.875%, 2/15/2013                         5,764,448
       3,000,000            U.S. Treasury Note, 4.50%, 11/15/2015                         2,994,844
                                TOTAL U.S. TREASURY
                            ---------------------------------------------------
                                (IDENTIFIED COST $8,766,002)                              8,759,292

                            REPURCHASE AGREEMENT--4.1%
      11,357,000            Interest in $1,760,000,000 joint repurchase
                            agreement 4.46%, dated 1/31/2006 under which
                            Deutsche Bank Securities, Inc. will repurchase
                            U.S. Government Agency securities with various
                            maturities to 1/15/2046 for $1,760,218,044 on
                            2/1/2006.  The market value of the underlying
                            securities at the end of the period was
                            $1,806,205,318.
                            ---------------------------------------------------
                            (AT AMORTIZED COST)                                          11,357,000
                                TOTAL INVESTMENTS -99.6%
                            ---------------------------------------------------
                                (IDENTIFIED COST $277,107,021)(2)                        277,765,390
                                OTHER ASSETS AND LIABILITIES --- NET - 0.4%               1,095,894
                                TOTAL NET ASSETS - 100%                             $    278,861,284

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $38,600,689 which represents 13.8% of total net assets.

2 At January 31, 2006, the cost of investments for federal tax purposes was $277,107,021. The net unrealized appreciation of investments for federal tax purposes was $658,369. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,690,799 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,032,430.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronym is used throughout this portfolio:

REITs       --Real Estate Investment Trusts




FEDERATED SHORT-TERM INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Principal
      Amount or
      Shares                                                                         Value

                         ADJUSTABLE RATE MORTGAGES--3.8%
                       Federal Home Loan Mortgage Corporation--0.1%
  $    107,167    (1)  FHLMC ARM 606116, 30 Year, 5.464%, 9/1/2019             $      109,366
       119,312    (1)  FHLMC ARM 785167, 30 Year, 5.302%, 12/1/2018                   121,781
                           TOTAL                                                      231,147
                       Federal National Mortgage Association--3.7%
      2,502,084   (1)  FNMA ARM 544843, 4.978%, 10/01/2027                           2,535,685
      1,633,900   (1)  FNMA ARM 544852, 4.890%, 4/01/2028                            1,655,973
      1,320,641   (1)  FNMA ARM 544884, 4.879%, 5/01/2034                            1,339,418
      4,396,395   (1)  FNMA ARM 556379, 4.878%, 5/01/2040                            4,427,178
       936,564    (1)  FNMA ARM 556388, 4.878%, 5/01/2040                             941,882
                           TOTAL                                                    10,900,136
                       Government National Mortgage Association--0.0%
        52,004    (1)  GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022                      52,542
                           TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED
                       COST $11,233,409)                                            11,183,825

                         ASSET-BACKED SECURITIES--28.7%
                             Auto Receivables--14.2%
      2,576,904        Americredit Automobile Receivables Trust 2004-1,
                       Class A3, 3.22%, 7/6/2008                                     2,566,128
      2,000,000        Americredit Automobile ReceivablesTrust 2005-AX,
                       Class A3, 3.63%, 1/6/2010                                     1,968,920
      2,653,551        BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%,
                       3/25/2008                                                     2,631,924
      1,500,000        BMW Vehicle Owner Trust 2005-A, Class B, 4.42%,
                       4/25/2011                                                     1,484,040
       158,915         Capital Auto Receivables Asset Trust 2003-3, Class
                       A2A, 2.35%, 10/16/2006                                         158,851
      1,602,083        Capital Auto Receivables Asset Trust 2004-1, Class
                       A3, 2.00%, 11/15/2007                                         1,583,442
       176,415         Chase Manhattan Auto Owner Trust 2003-B, Class A3,
                       1.82%, 7/16/2007                                               176,016
      2,000,000        Chase Manhattan Auto Owner Trust 2005-B, Class A3,
                       4.84%, 7/15/2009                                              2,002,560
       343,678         Harley-Davidson Motorcycle Trust 2004-1, Class B,
                       2.00%, 11/15/2011                                              331,426
       833,935         Honda Auto Receivables Owner Trust 2003-1, Class
                       A4, 2.48%, 7/18/2008                                           822,768
      3,000,000        Honda Auto Receivables Owner Trust 2005-4, Class
                       A3, 4.46%, 5/21/2009                                          2,988,510
       926,897         Household Automotive Trust 2004-1, Class A3,
                       3.30%, 5/18/2009                                               918,889
      2,000,000        Household Automotive Trust 2005-1, Class A3,
                       4.15%, 2/17/2010                                              1,981,960
       500,000         Hyundai Auto Receivables Trust 2005-A, Class C,
                       4.22%, 2/15/2012                                               491,424
      2,000,000        M&I Auto Loan Trust 2005-1, Class A3, 4.83%,
                       9/21/2009                                                     2,003,080
       241,337         Morgan Stanley Auto Loan Trust 2004-HB2, Class D,
                       3.82%, 3/15/2012                                               239,667
       241,978         Navistar Financial Corp. Owner Trust 2002-A, Class
                       B, 4.95%, 4/15/2009                                            241,116
       862,882         Navistar Financial Corp. Owner Trust 2004-A, Class
                       A3, 2.01%, 8/15/2008                                           853,218
      1,641,985        Navistar Financial Corp. Owner Trust 2004-B, Class
                       B, 3.39%, 10/15/2012                                          1,609,540
      2,500,000        Nissan Auto Lease Trust 2005-A, Class A3, 4.70%,
                       10/15/2008                                                    2,492,762
      1,507,000        Nissan Auto Receivable Owner Trust 2003-C, Class
                       A5, 3.21%, 3/16/2009                                          1,472,399
      2,000,000        Nissan Auto Receivables Owner Trust 2004-C, Class
                       A3, 2.85%, 10/15/2007                                         1,981,080
        56,149         Onyx Acceptance Auto Owner Trust 2004-C, Class A2,
                       2.39%, 9/15/2007                                               56,142
      2,000,000        Onyx Acceptance Auto Owner Trust 2005-B, Class A3,
                       4.18%, 3/15/2010                                              1,981,100
      3,000,000        USAA Auto Owner Trust 2005-3, Class A2, 4.52%,
                       6/16/2008                                                     2,993,940
      2,000,000        WFS Financial Owner Trust 2005-2, Class A3, 4.16%,
                       12/17/2009                                                    1,986,120
      1,500,000        Whole Auto Loan Trust 2003-1, Class A4, 2.58%,
                       3/15/2010                                                     1,474,125
      2,000,000        World Omni Automobile Receivables Trust, Class A3,
                       4.40%, 4/20/2009                                              1,989,500
                           TOTAL                                                    41,480,647
                       Credit Card--3.9%
      1,755,000        Bank One Issuance Trust 2002-B1, Class B1, 4.85%,
                       12/15/2009                                                    1,762,739
      3,000,000        Capital One Multi Asset Execution Trust 2003-A6,
                       Class A6, 2.95%, 8/17/2009                                    2,964,120
      1,000,000        Citibank Credit Card Issuance Trust 2002-C1, Class
                       C1, 5.28063%, 2/9/2009                                        1,005,640
      2,500,000        MBNA Master Credit Card Trust 2000-D, Class B,
                       4.90%, 9/15/2009                                              2,511,350
      2,000,000        National City Credit Card Master Trust 2005-1,
                       Class A, 4.52%, 8/15/2012                                     2,007,560
      1,000,000        National City Credit Card Master Trust 2005-1,
                       Class B, 4.66%, 8/15/2012                                     1,004,260
                           TOTAL                                                    11,255,669
                       Equipment Lease--0.6%
       938,715         CIT Equipment Collateral 2004-EF1, Class A3,
                       3.50%, 9/20/2008                                               924,812
       981,528   (2,3) Great America Leasing Receivables 2004-1, Class C,
                       3.71%, 7/20/2011                                               958,983
                           TOTAL                                                     1,883,795
                             Home Equity Loan--7.5%
       211,165   (2,3) 125 Home Loan Owner Trust 1998-1A, Class M2,
                       7.75%, 2/15/2029                                               211,165
      1,440,000        Asset Backed Funding Certificate 2005-OPT1, Class
                       A2C, 4.89%, 7/25/2035                                         1,454,069
       341,861    (2)  Bayview Financial Acquisition Trust 1998-1, Class
                       M-II-1, 5.28%, 5/25/2029                                       332,254
       339,987    (2)  Bayview Financial Acquisition Trust 1998-1, Class
                       M-II-2, 5.38%, 5/25/2029                                       324,606
       288,790    (2)  Bayview Financial Acquisition Trust 1998-1, Class
                       M-II-3, 5.98%, 5/25/2029                                       267,754
       367,597    (2)  Bayview Financial Acquisition Trust 1998-1, Class
                       M-II-4, 6.28%, 5/25/2029                                       314,277
       827,654    (2)  Bayview Financial Acquisition Trust 1998-1, Class
                       MI1, 7.52%, 5/25/2029                                          833,350
       466,544    (2)  Bayview Financial Acquisition Trust 1998-1, Class
                       MI3, 8.21%, 5/25/2029                                          440,412
       783,739         Chase Funding Mortgage Loan Asset-Backed
                       Certificates 2003-6, Class 1A2, 3/25/2020                      779,960
        55,592         ContiMortgage Home Equity Loan Trust 1996-4, Class
                       A10, 4.95%, 1/15/2028                                          55,714
      2,830,785        Fifth Third Home Equity Loan Trust 2003-1, Class
                       A, 4.74%, 9/20/2023                                           2,835,220
       425,713         First Franklin Mortgage Loan Asset Backed
                       Certificates 2003-FF5, Class A3, 4.88%, 3/25/2034              426,046
        66,798         First Franklin Mortgage Loan Asset Backed
                       Certificates 2004-FF1, Class A2, 4.77%, 11/25/2034             66,819
       276,430    (2)  First Franklin Nim Trust 2004-FF7, Class A, 5.00%,
                       9/27/2034                                                      275,347
      1,115,764   (2)  First Franklin Nim Trust 2004-FF7, Class B, 6.75%,
                       9/27/2034                                                     1,110,723
      2,695,179        Green Tree Home Improvement Loan Trust 1996-F,
                       Class HIB2, 7.70%, 11/15/2027                                 2,334,860
      2,471,680        Green Tree Home Improvement Loan Trust 1997-C,
                       Class HEB2, 7.59%, 8/15/2028                                  1,624,660
       157,161   (2,3) Long Beach Asset Holdings Corp. 2004-5, Class A,
                       5.00%, 9/25/2034                                               156,731
       568,851   (2,3) Long Beach Asset Holdings Corp. 2005-2, Class N1,
                       4.15%, 4/25/2035                                               568,282
       520,043         Mellon Bank Home Equity Installment Loan 1999-1,
                       Class B, 6.95%, 3/25/2015                                      515,269
       328,248    (2)  NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029             72,162
       242,206         New Century Home Equity Loan Trust 1997-NC5, Class
                       M2, 7.24%, 10/25/2028                                          241,506
      2,000,000        Opteum Mortgage Acceptance Corp. 2005-5, Class
                       2A1B, 5.64%, 12/25/2035                                       2,010,960
       727,466   (2,3) Quest Trust 2004 - X1, Class A, 4.86%, 3/25/2034               728,149
      1,614,932        Residential Asset Securities Corp. 1999-KS3, Class
                       AI7, 7.505%, 10/25/2030                                       1,611,815
      1,092,959        SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034            1,092,959
      1,195,031        Saxon Asset Securities Trust 2005-1, Class A1,
                       4.76%, 5/25/2035                                              1,198,019
                           TOTAL                                                    21,883,088
                       Manufactured Housing--0.9%
      1,501,110        Green Tree Financial Corp. 1997-1, Class A5,
                       6.86%, 3/15/2028                                              1,539,824
      1,000,000        Vanderbilt Mortgage Finance 1999-A, Class 2B2,
                       7.01875%, 6/7/2016                                            1,039,614
                           TOTAL                                                     2,579,438
                       Other--0.7%
      2,000,000        Mellon Bank Premium Finance Loan Master Trust
                       2004-1, Class C, 5.26125%, 6/15/2009                          2,002,180
                            Rate Reduction Bond--0.9%
       729,770         California Infrastructure & Economic Development
                       Bank Special Purpose Trust SDG&E-1 1997-1, Class
                       A6, 6.31%, 9/25/2008                                           734,652
      2,000,000        PG&E Energy Recovery Funding LLC, Class A2, 3.87%,
                       6/25/2011                                                     1,964,480
                           TOTAL                                                     2,699,132
                           TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST
                       $85,722,153)                                                 83,783,949

                       COLLATERALIZED MORTGAGE OBLIGATIONS--6.2%
                            Commercial Mortgage--0.1%
      5,370,535        First Union Lehman Brothers Commercial Mortgage
                       Trust 1997-C1, Class IO, 4/18/2029                             159,988
                       Federal Home Loan Mortgage Corporation--1.0%
      2,809,594        Federal Home Loan Mortgage Corp. REMIC 2571 FB,
                       4.82%, 2/15/2018                                              2,821,782
       110,513         Federal Home Loan Mortgage Corp. Structured Pass
                       Through Securities H008, Class A2, 1.876%,
                       3/15/2008                                                      109,534
                           TOTAL                                                     2,931,316
                       Federal National Mortgage Association--0.0%
        66,413         Federal National Mortgage Association REMIC
                       1993-32 H, 6.00%, 3/25/2023                                    67,201
                            Non-Agency Mortgage--5.1%
       344,476    (2)  C-BASS ABS LLC Series 1999-3, Class B1, 6.885%,
                       2/3/2029                                                       312,505
       449,145   (2,3) Greenwich Capital Acceptance 1991-4, Class B1A,
                       6.0169345%, 7/1/2019                                           448,723
      1,000,000  (2,3) Harwood Street Funding I LLC 2004-1, Class CTFS,
                       4.99%, 9/20/2009                                              1,000,000
      1,258,000   (2)  Mellon Residential Funding Corp. 1999-TBC1, Class
                       B4, 5.38%, 1/25/2029                                          1,257,157
      1,500,000        Permanent Financing (No. 7) PLC, Class 1C,
                       6/10/2042                                                     1,498,174
      1,000,000        Permanent Financing (No. 8) PLC, Class 1C, 4.81%,
                       6/10/2042                                                      999,772
        33,357         Prudential Home Mortgage Securities 1992-5, Class
                       A-6, 7.50%, 4/25/2007                                          33,357
        6,232     (2)  Resecuritization Mortgage Trust 1998-A, Class B3,
                       8.45005%, 10/26/2023                                            4,924
      1,999,274        Residential Accredit Loans, Inc. 2004-QA4, Class
                       NB1, 5.2741%, 9/25/2034                                       1,989,475
        66,696   (2,3) SMFC Trust Asset-Backed Certificates , 1997-A,
                       Class 4, 6.46642%, 1/28/2027                                   52,648
      1,237,356        Washington Mutual 2003-S8, Class A2, 5.00%,
                       9/25/2018                                                     1,212,400
      2,000,000        Washington Mutual, Inc., Class A6, 3.695%,
                       6/25/2033                                                     1,946,830
      2,066,059        Wells Fargo Mortgage Backed Securities Trust
                       2003-6, Class 1A1, 5.00%, 6/25/2018                           2,030,571
      2,053,599        Wells Fargo Mortgage Backed Securities Trust
                       2004-I, Class 1A1, 3.399%, 7/25/2034                          2,063,564
                           TOTAL                                                    14,850,100
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

                       ---------------------------------------------------
                           (IDENTIFIED COST $17,912,025)                            18,008,605

                             CORPORATE BONDS--26.4%
                        Basic Industry - Chemicals--0.7%
      2,200,000        Praxair, Inc., 2.75%, 6/15/2008                               2,095,104
                       Capital Goods - Aerospace & Defense--0.4%
       525,000         Boeing Capital Corp., 5.65%, 5/15/2006                         526,291
       800,000         General Dynamics Corp., 2.125%, 5/15/2006                      794,392
                           TOTAL                                                     1,320,683
                       Capital Goods - Diversified Manufacturing--0.7%
      2,000,000  (2,3) Tyco International Group SA , Note, 4.436%,
                       6/15/2007                                                     1,981,740
                       Communications - Media & Cable--0.5%
      1,500,000        Cox Communications, Inc., Note, 5.03875%,
                       12/14/2007                                                    1,511,922
                       Communications - Media Noncable--0.7%
       400,000         British Sky Broadcasting Group PLC, Unsecd. Note,
                       7.30%, 10/15/2006                                              405,832
      1,750,000        Reed Elsevier, Inc., Floating Rate Note, 4.82125%,
                       6/15/2010                                                     1,751,313
                           TOTAL                                                     2,157,145
                       Communications - Telecom Wireless--1.0%
       400,000         Sprint Capital Corp., Company Guarantee, 6.00%,
                       1/15/2007                                                      403,304
      2,500,000        Verizon Wireless, Inc., Unsecd. Note, 5.375%,
                       12/15/2006                                                    2,509,325
                           TOTAL                                                     2,912,629
                       Communications - Telecom Wirelines--1.1%
      1,250,000        AT&T Corp., Note, 5.75%, 5/2/2006                             1,252,913
      2,000,000        BellSouth Corp., 4.465%, 11/15/2007                           2,001,600
                           TOTAL                                                     3,254,513
                       Consumer Cyclical - Automotive--1.9%
       400,000   (2,3) American Honda Finance Corp., 3.85%, 11/6/2008                 388,448
      1,500,000        DaimlerChrysler North America Holding Corp.,
                       Floating Rate Note, 4.70%, 3/7/2007                           1,500,870
       500,000         Ford Motor Credit Co., Global Bond, 6.875%,
                       2/1/2006                                                       500,000
      1,250,000  (2,3) Harley Davidson, Inc., 3.625%, 12/15/2008                     1,200,000
       500,000         Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011             498,925
      1,500,000  (2,3) Nissan Motor Acceptance Corp., 4.625%, 3/8/2010               1,473,615
                           TOTAL                                                     5,561,858
                       Consumer Cyclical - Retailers--1.5%
      2,400,000        CVS Corp., 5.625%, 3/15/2006                                  2,402,832
      1,900,000        Target Corp., 3.375%, 3/1/2008                                1,842,335
                           TOTAL                                                     4,245,167
                       Consumer Non-Cyclical Food/Beverage--1.5%
      2,500,000        Diageo Capital PLC, 3.375%, 3/20/2008                         2,418,025
      2,000,000        General Mills, Inc., 3.875%, 11/30/2007                       1,957,180
                           TOTAL                                                     4,375,205
                       Consumer Non-Cyclical Healthcare--0.1%
       400,000         UnitedHealth Group, Inc., 3.30%, 1/30/2008                     387,296
                       Consumer Non-Cyclical Pharmaceuticals--0.5%
      1,444,000        Eli Lilly & Co., Note, 2.90%, 3/15/2008                       1,387,005
                       Consumer Non-Cyclical Products--0.7%
      2,000,000        Procter & Gamble Co., 3.50%, 12/15/2008                       1,927,840
                       Consumer Non-Cyclical Supermarkets--0.5%
      1,375,000        Safeway Inc., 6.15%, 3/1/2006                                 1,374,629
                           Energy - Independent--0.3%
       894,000   (2,3) Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009            861,342
                            Energy - Integrated--0.8%
      1,500,000        BP Capital Markets PLC, 2.75%, 12/29/2006                     1,472,340
       750,000         Conoco, Inc., 5.45%, 10/15/2006                                752,985
                           TOTAL                                                     2,225,325
                       Financial Institution - Banking--2.2%
      1,250,000        Citigroup Global Markets Holdings, Inc., Note,
                       5.875%, 3/15/2006                                             1,251,838
      2,400,000        PNC Funding Corp., 5.75%, 8/1/2006                            2,410,656
       400,000         U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                       401,028
      2,500,000        Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                2,498,800
                           TOTAL                                                     6,562,322
                       Financial Institution - Brokerage--1.1%
       400,000         Franklin Resources, Inc., 3.70%, 4/15/2008                     388,868
      1,950,000  (2,3) Goldman Sachs Group LP, 6.75%, 2/15/2006                      1,951,365
      1,000,000        Morgan Stanley, Unsub., 6.10%, 4/15/2006                      1,002,890
                           TOTAL                                                     3,343,123
                       Financial Institution - Finance Noncaptive--2.3%
      2,150,000        American Express Co., 3.75%, 11/20/2007                       2,106,677
      3,500,000        General Electric Capital Corp., 5.35%, 3/30/2006              3,504,095
      1,000,000        HSB Capital I, Company Guarantee, 5.51%, 7/15/2027            1,002,310
                           TOTAL                                                     6,613,082
                       Financial Institution - Insurance - Life--0.4%
      1,000,000        AXA Financial, Inc., Note, 6.50%, 4/1/2008                    1,029,440
                       Financial Institution - REITs--2.1%
      1,400,000        Archstone-Smith Trust, 3.00%, 6/15/2008                       1,334,368
       400,000         EOP Operating LP, 8.375%, 3/15/2006                            401,640
      2,000,000  (2,3) Prologis, Note, 5.25%, 11/15/2010                             1,990,720
      2,250,000        Simon Property Group, Inc., 6.375%, 11/15/2007                2,296,440
                           TOTAL                                                     6,023,168
                            Foreign-Local-Govt--0.5%
      1,500,000        Ontario, Province of, 2.35%, 6/30/2006                        1,487,085
                       Technology--0.7%
      1,975,000        Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008               2,040,491
                            Technology Services--0.5%
      1,450,000  (2,3) Oracle Corp., Floating Rate Note, 4.81%, 1/13/2009            1,451,392
                       Transportation - Airlines--0.3%
      1,000,000        Southwest Airlines Co., Pass Thru Cert., 6.126%,
                       11/1/2006                                                     1,007,110
                       Transportation - Railroads--0.5%
      1,500,000        Burlington Northern, Inc., Mtg. Bond, 9.25%,
                       10/1/2006                                                     1,541,445
                         Transportation - Services--0.5%
      1,435,000        FedEx Corp., Note, 2.65%, 4/1/2007                            1,396,858
                            Utility - Electric--2.4%
      1,500,000        Alabama Power Co., 2.65%, 2/15/2006                           1,498,545
      2,000,000        Dominion Resources, Inc., 5.125%, 12/15/2009                  1,986,800
      2,000,000        FPL Group, Inc., 3.25%, 4/11/2006                             1,994,240
      1,500,000        PSEG Power LLC, 6.875%, 4/15/2006                             1,505,415
                           TOTAL                                                     6,985,000
                           TOTAL CORPORATE BONDS (IDENTIFIED COST
                       $78,298,650)                                                 77,059,919

                       CORPORATE NOTES--0.2%
                       Communications - Telecom Wirelines--0.2%
       500,000         Telecom Italia Capital, Note, 4.875%, 10/1/2010
                       (IDENTIFIED COST $499,521)                                     488,515

                            GOVERNMENT AGENCIES--9.1%
                       Agency--6.7%
      11,000,000       Federal Home Loan Bank System, Bond, 2.50%,
                       4/11/2006                                                    10,955,836
      6,000,000        Federal Home Loan Bank System, Bond, Series 598,
                       4.625%, 11/21/2008                                            5,965,053
      2,500,000        Federal Home Loan Bank System, Sr. Note, 5.80%,
                       9/2/2008                                                      2,563,174
                           TOTAL                                                    19,484,063
                       Federal Home Loan Mortgage Corporation--2.4%
      7,000,000        Federal Home Loan Mortgage Corp., Note, 4.75%,
                       1/18/2011                                                     6,979,608
                           TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST
                       $26,476,158)                                                 26,463,671

                       MORTGAGE- BACKED SECURITIES--0.4%
                       Federal National Mortgage Association--0.1%
       114,812         Federal National Mortgage Association, Pool
                       704530, 6.50%, 5/1/2033                                        117,812
       284,939         Federal National Mortgage Association, Pool
                       728568, 6.50%, 10/1/2033                                       292,385
                           TOTAL                                                      410,197
                       Government National Mortgage Association--0.3%
       133,198         Government National Mortgage Association, Pool
                       354754, 7.50%, 2/15/2024                                       141,016
        55,757         Government National Mortgage Association, Pool
                       423843, 8.50%, 8/15/2026                                       59,942
       623,645         Government National Mortgage Association, Pool
                       780360, 11.00%, 9/15/2015                                      673,648
                           TOTAL                                                      874,606
                           TOTAL MORTGAGE- BACKED SECURITIES (IDENTIFIED
                       COST $1,313,215)                                              1,284,803

                       U.S. TREASURY--14.3%
      3,058,575        U.S. Treasury Inflation Protected Note, Series
                       A-2008, 3.625%, 1/15/2008                                     3,163,489
      1,000,000        United States Treasury Note, 2.00%, 5/15/2006                  993,013
      1,000,000        United States Treasury Note, 2.625%, 11/15/2006                985,029
      5,500,000        United States Treasury Note, 3.25%, 8/15/2007                 5,395,724
      4,000,000   (4)  United States Treasury Note, 3.25%, 8/15/2008                 3,881,874
      3,000,000   (4)  United States Treasury Note, 3.50%, 11/15/2006                2,974,904
      5,000,000   (4)  United States Treasury Note, 3.75%, 5/15/2008                 4,920,154
      3,000,000   (4)  United States Treasury Note, 3.875%, 5/15/2010                2,927,029
      3,000,000   (4)  United States Treasury Note, 3.875%, 7/15/2010                2,925,587
      7,000,000   (4)  United States Treasury Note, 4.125%, 8/15/2008                6,946,369
      5,000,000   (4)  United States Treasury Note, 4.25%, 10/31/2007                4,975,999
       500,000         United States Treasury Note, 5.625%, 5/15/2008                 511,981
       935,000         United States Treasury Note, 6.625%, 5/15/2007                 958,951
                           TOTAL U.S. TREASURY (IDENTIFIED COST
                       $42,113,161)                                                 41,560,103

                       MUTUAL FUNDS--8.0%(5)
      1,685,554        Federated Mortgage Core Portfolio                            16,686,981
       983,654         High Yield Bond Portfolio                                     6,619,993
                           TOTAL MUTUAL FUNDS  (IDENTIFIED COST
                       $23,819,039)                                                 23,306,974

                       REPURCHASE AGREEMENTS--13.1%
      7,622,000        Interest in $1,760,000,000 joint repurchase
                       agreement 4.46%, dated 1/31/2006, under which
                       Deutsche Bank Securities, Inc., will repurchase
                       U.S. Government Agency securities with various
                       maturities to 1/15/2046 for $1,760,218,044 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $1,806,205,318.                                               7,622,000
      15,615,000       Interest in $1,400,000,000 joint repurchase
                       agreement 4.47%, dated 1/31/2006, under which
                       Barclays Capital, Inc., will repurchase U.S.
                       Government Agency securities with various
                       maturities to 12/19/2025 for $1,400,173,833 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $1,428,000,907 (held as collateral for securities
                       lending)                                                     15,615,000
      15,000,000       Interest in $2,000,000,000 joint repurchase
                       agreement 4.47%, dated 1/31/2006, under which Bear
                       Stearns and Co., Inc., will repurchase U.S.
                       Government Agency securities with various
                       maturities to 1/1/2036 for $2,000,248,333 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $2,044,906,334 (held as collateral for securities
                       lending)                                                     15,000,000
                           TOTAL REPURCHASE AGREEMENTS
                       ---------------------------------------------------
                            (AT AMORTIZED COST)                                     38,237,000
                           TOTAL INVESTMENTS - 110.2%
                       ---------------------------------------------------
                           (IDENTIFIED COST $325,624,331)(6)                        321,377,364
                           OTHER ASSETS AND LIABILITIES - NET (10.2)%              (29,799,141)
                           TOTAL NET ASSETS - 100%                             $    291,578,223



1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $ 20,968,774 which represents 7.2% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At January 31, 2006, these securities amounted to $15,423,303 which represents 5.3% of total net assets.

4    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of January 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       Market Value of Securities Loaned   Market Value of Collateral
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       $29,551,914                         $30,615,000
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------

5    Affiliated companies.

6 At January 31, 2006, the cost of investments for federal tax purposes was $325,624,331. The net unrealized depreciation of investments for federal tax purposes was $4,246,967. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $558,678 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,805,645.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the
Trustees, held at January 31, 2006, is as follows:
Security                                    Acquisition    Acquisition
                                            Date                  Cost
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Bayview Financial Acquisition Trust         12/8/1998         $825,844
1998-1, Class MI1, 7.52%, 5/25/2029
Bayview Financial Acquisition Trust         5/14/1998          466,325
1998-1, Class MI3, 8.21%, 5/25/2029
Bayview Financial Acquisition Trust         3/12/1999          323,058
1998-1, Class M-II-1, 5.28%, 5/25/2029
Bayview Financial Acquisition Trust         5/14/1998          339,987
1998-1, Class M-II-2, 5.38%, 5/25/2029
Bayview Financial Acquisition Trust         5/14/1998          288,790
1998-1, Class M-II-3, 5.98%, 5/25/2029
Bayview Financial Acquisition Trust         6/2/1998           367,597
1998-1, Class M-II-4, 6.28%, 5/25/2029
C-BASS ABS LLC Series 1999-3, Class B1,     7/9/1999           279,148
6.885%, 2/3/2029
First Franklin Nim Trust 2004-FF7, Class    9/9/2004           277,046
A, 5.00%, 9/27/2034
First Franklin Nim Trust 2004-FF7, Class    3/28/2005        1,093,449
B, 6.75%, 9/27/2034
Greenwich Capital Acceptance 1991-4, Class  1/7/1993           441,065
B1A, 6.0169345%, 7/1/2019
Harwood Street Funding I LLC 2004-1, Class  9/14/2004        1,000,000
CTFS, 4.99%, 9/20/2009
Mellon Residential Funding Corp.            3/12/1999        1,041,154
1999-TBC1, Class B4, 5.38%, 1/25/2029
NC Finance Trust 1999-1, Class B, 8.75%,    2/23/1999          326,662
1/25/2029
Quest Trust 2004 - X1, Class A, 4.86%,      3/15/2004          727,466
3/25/2034
Resecuritization Mortgage Trust 1998-A,     2/12/1999            5,327
Class B3, 8.45005%, 10/26/2023


The following acronyms are used throughout this portfolio:

ARM         --Adjustable Rate Mortgage
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
GNMA        --Government National Mortgage Association
IO          --Interest Only
REITs       --Real Estate Investment Trusts
REMIC       --Real Estate Mortgage Investment Conduit






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        March 23, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        March 23, 2006